General and administrative expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits:
Salaries	₩ 2,668,224	₩ 2,515,492	₩ 2,478,136
Defined contribution	21,040	22,007	20,203
Defined benefit	173,080	181,703	165,706
Termination benefits	285,158	106,833	105,031
Subtotal	3,147,502	2,826,035	2,769,076
Rent	336,124	340,504	350,718
Entertainment	29,039	31,409	33,339
Depreciation	173,541	177,405	193,927
Amortization	66,860	74,222	75,060
Taxes and dues	165,689	164,177	195,729
Advertising	271,819	292,552	255,656
Research	14,093	14,070	13,442
Others	606,531	588,201	588,121
General and administrative expenses	₩ 4,811,198	₩ 4,508,575	₩ 4,475,068